Business Combinations, Acquisition Related Costs (Details) - Aggregated Business Combinations [Member] - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Acquisition related costs [Abstract]
Selling and administrative expenses	$ 2,236	$ 1,054	$ 0
Interest and other expenses	248	0	0
Acquisition related cost	$ 2,484	$ 1,054	$ 0